Equity	6 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Equity	Equity
a.    Contributed equity
(i)    Share capital

	As of December 31,
	2024	2023	2024	2023
	Shares No.		(U.S. dollars, in thousands)
Contributed equity
(i)Share capital
Ordinary shares	1,154,023,928	1,015,342,237	1,320,207	1,286,229
Less: Treasury Shares	(1,579,499)	(542,903)	—	—
Total Contributed Equity	1,152,444,429	1,014,799,334	1,320,207	1,286,229
(ii)    Movements in ordinary share capital

	Six Months Ended December 31,		Six Months Ended December 31,
	2024	2023	2024	2023
	Shares No.		(U.S. dollars, in thousands)
Opening balance	1,141,784,114	814,204,825	1,310,813	1,249,123
Issues of ordinary shares during the period
Exercise of share options(1)	—	—	1,341	—
Transfer to employee share trust(1)	7,200,000	—	—	—
Placement of shares under a share placement agreement(2)	5,039,814	—	1,000	—
Placement of shares under a share placement agreement(3)	—	201,137,412	—	39,708
Transaction costs arising on share issue	—	—	(110)	(2,602)
Total contributions of equity during the period	12,239,814	201,137,412	2,231	37,106
Unissued ordinary shares during the period
Placement of shares under a share placement agreement(2)	—	—	(1,000)	—
Exercise of warrants(4)	—	—	4,550	—
Total contributions of unissued equity during the period	—	—	3,550	—
Total contributions of equity during the period	12,239,814	201,137,412	5,781	37,106
Share options reserve transferred to equity on exercise of options	—	—	3,613	—
Ending balance	1,154,023,928	1,015,342,237	1,320,207	1,286,229

(1)Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. Unpaid shares are issued to the share trust to enable future option exercises to be settled. On exercise of options, the proceeds of the exercise are recorded in ordinary share capital in Mesoblast Limited and the exercise is settled by transfer of the shares from the share trust to the employee.

(2) In March 2024, Dr. Eric Rose, the Company's Chief Medical Offer and a director of Mesoblast, subscribed for 5,039,814 shares in Mesoblast Limited at A$0.30 per share, subject to shareholder approval which was received in November 2024. The shares remained in unissued capital until the shares were issued in December 2024.

(3) During the six months ended December 31, 2023, 201,137,412 shares were issued in a 1 for 4 pro-rata accelerated non-renounceable entitlement offer of new fully paid ordinary shares in Mesoblast Limited to existing shareholders in Australia and certain other countries together with an institutional placement of new fully paid ordinary shares in Mesoblast Limited, at A$0.30 per share.

(4) On December 31, 2024, Oaktree exercised 188,122 ADS warrants that were issued in December 2022. The Group received $1.4 million of proceeds in relation to the exercise price of the warrants at US$7.24 per ADS, which was recognized within cash and cash equivalents in December 2024. On the exercise date of December 31, 2024, the fair value of $3.2 million relating to the warrants exercised and the exercise price of $1.3 million were recognized as unissued capital within the equity statement and remained as unissued capital until the shares were formally issued. On January 3, 2025, the Group formally issued 1,881,220 ordinary shares to Oaktree in relation to the exercise of these ADS warrants.

(iii)    Movements of shares in share trust

	Six Months Ended December 31,		Six Months Ended December 31,
	2024	2023	2024	2023
	Shares No.		(U.S. dollars, in thousands)
Opening balance	542,903	542,903	—	—
Movement of shares in share trust
Transfer to employee share trust(1)	7,200,000	—	—	—
Exercise of share options(1)	(6,163,404)	—	—	—
Ending balance	1,579,499	542,903	—	—

(1)Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. Unpaid shares are issued to the share trust to enable future option exercises to be settled. On exercise of options, the proceeds of the exercise are recorded in ordinary share capital in Mesoblast Limited and the exercise is settled by transfer of the shares from the share trust to the employee.

b.    Warrant reserve

(in U.S. dollars, in thousands)	As of December 31,	As of June 30,
Warrant reserve	2024	2024
Opening balance	12,969	12,969
Movement during the period	—	—
Closing Balance	12,969	12,969
In March 2021, the Group completed a A$138.0 million (US$110.0 million) private placement of 60,109,290 new fully-paid ordinary shares at a price of A$2.30. As part of this placement, the Group also issued one warrant for every four ordinary shares issued in the placement, which resulted in a further 15,027,327 warrants issued. Each warrant has an exercise price of A$2.88 per share and a 7-year term. The Group has a right to compel exercise of the warrants at any time, subject to the price of the Group’s ordinary shares trading at least A$4.32 for 45 consecutive days on the ASX. The warrants do not confer any rights to dividends or a right to participate in a new issue without exercising the warrant. As a result of completing the pro-rata accelerated non-renounceable rights issue in December 2023, the exercise price for the warrants was adjusted from A$2.88 per share to A$2.86 per share with effect from January 5, 2024.
The terms of the warrants include certain anti-dilution clauses, which adjust the exercise price or conversion ratio in the event of a rights issue or bonus issue. Management analyzed these clauses and determined the fixed-for-fixed requirement was still satisfied because the relative rights of shareholders and warrant holders were maintained. Therefore the warrants were classified as equity. The warrants were initially measured in equity at fair value, which was determined using a Monte Carlo simulation (refer to Note 7(b)(iv) in the Form 20-F for the year ended June 30, 2024 for more details), with the residual consideration being attributed to the ordinary shares issued in the same transaction. The warrants are not remeasured for subsequent changes in fair value.